UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 136.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.6%
BE Aerospace, Inc.
Term Loan, 3.99%, Maturing December 16, 2021		1,079	$1,086,495
IAP Worldwide Services, Inc.
Revolving Loan, 1.40%, Maturing July 18, 2018(2)		325	322,578
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		439	351,030
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		3,740	3,573,306
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		2,914	2,931,793
Term Loan, 3.98%, Maturing June 4, 2021		1,999	2,008,244
Term Loan, 3.78%, Maturing June 9, 2023		4,729	4,761,815
Wesco Aircraft Hardware Corp.
Term Loan, 3.54%, Maturing October 4, 2021		1,062	1,057,139

			$16,092,400

Automotive — 2.5%
Allison Transmission, Inc.
Term Loan, 3.28%, Maturing September 23, 2022		1	$1,460
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		622	629,973
Dayco Products, LLC
Term Loan, 5.30%, Maturing December 12, 2019		1,067	1,076,336
FCA US, LLC
Term Loan, 3.28%, Maturing December 31, 2018		1,338	1,342,552
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		4,241	4,208,911
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		432	439,608
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,294	2,301,346
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		800	805,000
TI Group Automotive Systems, LLC
Term Loan, 3.53%, Maturing June 30, 2022		1,308	1,318,251
Term Loan, 3.75%, Maturing June 30, 2022	EUR	889	953,647
Tower Automotive Holdings USA, LLC
Term Loan, 4.06%, Maturing April 23, 2020		1,424	1,426,876
Visteon Corporation
Term Loan, 3.93%, Maturing April 9, 2021		685	691,842

			$15,195,802

Beverage and Tobacco — 0.7%
9941762 Canada, Inc.
Term Loan, 4.75%, Maturing December 15, 2023		2,400	$2,431,999

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		1,368	$1,156,154
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)		1,000	600,000
Jacobs Douwe Egberts International B.V.
Term Loan, 3.00%, Maturing July 2, 2022	EUR	106	114,449

			$4,302,602

Brokerage/Securities Dealers/Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		1,139	$1,152,285
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		3,279	3,110,495
Astro AB Borrower, Inc.
Term Loan - Second Lien, 9.79%, Maturing March 3, 2023		300	301,500
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021		820	787,150

			$5,351,430

Building and Development — 3.3%
American Bath Group, LLC
Term Loan, 6.25%, Maturing September 30, 2023		798	$805,980
American Builders & Contractors Supply Co.
Term Loan, 3.53%, Maturing October 31, 2023		2,850	2,875,334
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		1,105	1,114,984
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		2,042	2,062,211
DTZ U.S. Borrower, LLC
Term Loan, 4.30%, Maturing November 4, 2021		4,174	4,205,569
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		438	440,150
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023		350	354,812
Quikrete Holdings, Inc.
Term Loan, 4.02%, Maturing November 15, 2023		2,900	2,940,478
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 15, 2023		2,117	2,122,418
Realogy Corporation
Term Loan, 3.03%, Maturing July 20, 2022		570	574,862
Summit Materials Companies I, LLC
Term Loan, 3.68%, Maturing July 17, 2022		690	697,473
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023		648	655,669
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024		1,500	1,507,500

			$20,357,440

Business Equipment and Services — 10.4%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021		3,318	$3,239,077
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022		2,207	2,231,037
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,318	1,291,512
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		897	902,495

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023		1,272	$1,288,664
Cast and Crew Payroll, LLC
Term Loan, Maturing August 12, 2022(4)		425	426,594
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		480	482,150
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019		1,021	1,025,592
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022		296	298,701
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,528	1,242,545
Education Management, LLC
Term Loan, 5.51%, Maturing July 2, 2020		298	118,419
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		566	65,132
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019		4,735	4,767,712
Term Loan, 6.04%, Maturing February 9, 2023		2,970	2,988,566
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,577	1,579,999
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		2,702	2,735,194
First Data Corporation
Term Loan, 3.78%, Maturing July 10, 2022		2,752	2,781,265
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	3,257	2,353,864
Term Loan, 4.00%, Maturing November 7, 2020		1,995	2,003,313
Global Payments, Inc.
Term Loan, 3.28%, Maturing April 22, 2023		375	380,107
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,202	2,221,340
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		925	938,008
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	1,145	1,228,315
Term Loan, 4.25%, Maturing August 11, 2023		2,515	2,524,190
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		2,170	2,196,682
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		3,005	3,029,781
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023		6,475	6,552,564
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		891	864,513
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		2,402	2,437,313
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		1,460	1,462,060
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		2,819	2,848,954
Spin Holdco, Inc.
Term Loan, 4.29%, Maturing November 14, 2019		3,555	3,547,055

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		583	$589,271
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021		1,267	1,278,990
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		575	579,313
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		272	274,119

			$64,774,406

Cable and Satellite Television — 4.8%
Altice US Finance I Corporation
Term Loan, 3.78%, Maturing January 15, 2025		1,325	$1,341,010
Charter Communications Operating, LLC
Term Loan, 3.04%, Maturing January 15, 2024		2,258	2,272,205
CSC Holdings, LLC
Term Loan, 3.77%, Maturing October 11, 2024		3,819	3,863,756
MCC Iowa, LLC
Term Loan, 3.50%, Maturing June 30, 2021		951	959,685
Numericable Group S.A.
Term Loan, 4.00%, Maturing July 31, 2023	EUR	765	821,309
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024		918	927,702
Radiate Holdco, LLC
Term Loan, 3.78%, Maturing February 1, 2024		775	781,366
Telenet International Finance S.a.r.l.
Term Loan, 3.77%, Maturing January 31, 2025		2,150	2,172,508
UPC Financing Partnership
Term Loan, 3.52%, Maturing April 15, 2025		2,875	2,897,011
Virgin Media Investment Holdings Limited
Term Loan, 3.52%, Maturing January 31, 2025		7,400	7,450,875
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	2,425	2,596,140
Ziggo Secured Finance Partnership
Term Loan, 3.27%, Maturing April 15, 2025		3,825	3,833,878

			$29,917,445

Chemicals and Plastics — 7.0%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		1,012	$1,011,527
Atotech B.V.
Term Loan, 4.00%, Maturing January 31, 2024		600	605,063
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		2,771	2,807,517
Chemours Company (The)
Term Loan, 3.79%, Maturing May 12, 2022		517	520,284
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		553	557,292
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		625	626,042
Ferro Corporation
Term Loan, 3.54%, Maturing February 9, 2024		450	454,078
Flint Group GmbH
Term Loan, 4.00%, Maturing September 7, 2021		163	163,954
Flint Group US, LLC
Term Loan, 4.00%, Maturing September 7, 2021		986	994,867

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GCP Applied Technologies, Inc.
Term Loan, 4.25%, Maturing February 3, 2022		596	$604,432
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021		2,439	2,475,362
Huntsman International, LLC
Term Loan, 3.59%, Maturing October 1, 2021		923	929,608
Term Loan, 3.80%, Maturing April 1, 2023		2,095	2,114,824
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	467	497,839
Ineos US Finance, LLC
Term Loan, 3.53%, Maturing March 31, 2022		761	766,951
Term Loan, Maturing April 1, 2024(4)		700	704,462
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		3,700	3,750,671
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		316	316,458
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,171	1,186,803
Term Loan, 5.00%, Maturing June 7, 2023		3,594	3,640,514
Minerals Technologies, Inc.
Term Loan, 3.03%, Maturing February 14, 2024		1,111	1,122,395
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	900	971,778
Term Loan, 4.00%, Maturing July 25, 2021		1,182	1,189,270
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		750	737,628
PolyOne Corporation
Term Loan, 3.03%, Maturing November 12, 2022		545	549,268
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022		2,289	2,320,391
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021		314	315,592
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,051	1,136,886
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		73	73,036
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		412	413,871
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		1,822	1,843,129
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		3,131	3,152,185
Univar, Inc.
Term Loan, 3.61%, Maturing July 1, 2022		3,555	3,562,220
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		1,354	1,372,998

			$43,489,195

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022		2,156	$1,963,136

			$1,963,136

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	1,103	$1,379,175
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,042	2,851,931

			$4,231,106

Containers and Glass Products — 2.9%
Berry Plastics Group, Inc.
Term Loan, 3.28%, Maturing October 3, 2022		1,071	$1,080,159
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023		3,525	3,557,497
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	1,825	1,971,227
Libbey Glass, Inc.
Term Loan, 3.77%, Maturing April 9, 2021		413	416,281
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		1,359	1,357,768
Reynolds Group Holdings, Inc.
Term Loan, 3.78%, Maturing February 5, 2023		5,874	5,913,277
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, Maturing March 13, 2022	EUR	2,162	2,331,254
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		1,288	1,298,714

			$17,926,177

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.28%, Maturing October 27, 2022		943	$955,852
Galleria Co.
Term Loan, 3.81%, Maturing September 29, 2023		1,900	1,913,062
KIK Custom Products, Inc.
Term Loan, 5.50%, Maturing August 26, 2022		1,244	1,257,263

			$4,126,177

Drugs — 6.9%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021		1,536	$1,551,772
Alkermes, Inc.
Term Loan, 3.53%, Maturing September 25, 2021		408	411,017
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,125	1,127,109
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		3,411	3,417,492
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		3,039	3,078,002
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		2,732	2,749,719
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022		2,896	2,910,831
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		1,231	1,252,797
Term Loan, 5.50%, Maturing May 7, 2021		2,480	2,504,800

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		7,164	$7,214,883
Mallinckrodt International Finance S.A.
Term Loan, 3.75%, Maturing September 24, 2024		3,178	3,197,122
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.54%, Maturing October 20, 2018		1,252	1,253,815
Term Loan, 5.28%, Maturing December 11, 2019		1,235	1,242,865
Term Loan, 5.27%, Maturing August 5, 2020		3,436	3,454,493
Term Loan, 5.53%, Maturing April 1, 2022		7,320	7,376,881

			$42,743,598

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		2,319	$2,345,839
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		3,442	3,485,023
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	1,496	1,126,524
Term Loan, 3.75%, Maturing September 29, 2023		898	900,930

			$7,858,316

Electronics/Electrical — 12.7%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		2,194	$899,578
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		1,094	1,102,461
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022		1,975	1,997,837
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022		2,173	2,202,146
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		1,043	1,016,695
CommScope, Inc.
Term Loan, 3.28%, Maturing December 29, 2022		1,012	1,020,201
Cypress Semiconductor Corporation
Term Loan, 4.53%, Maturing July 5, 2021		1,170	1,186,087
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		2,243	2,263,049
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024		1,375	1,390,469
Entegris, Inc.
Term Loan, 3.53%, Maturing April 30, 2021		280	282,283
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		909	900,851
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		2,480	2,489,309
Go Daddy Operating Company, LLC
Term Loan, 0.00%, Maturing February 15, 2024(2)		3,338	3,348,479
Term Loan, 3.27%, Maturing February 15, 2024		2,512	2,520,171
Hyland Software, Inc.
Term Loan, 4.03%, Maturing July 1, 2022		2,370	2,406,964

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023		1,650	$1,673,719
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022		7,286	7,301,407
Term Loan, Maturing February 1, 2022(4)	EUR	925	991,581
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		3,712	3,702,614
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021		611	611,109
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.52%, Maturing May 7, 2021		884	898,331
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019		1,011	1,021,092
Term Loan, 4.79%, Maturing November 19, 2021		2,040	2,062,922
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		1,504	1,512,887
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		1,344	1,351,936
Microsemi Corporation
Term Loan, 3.03%, Maturing January 15, 2023		598	603,497
MTS Systems Corporation
Term Loan, 5.03%, Maturing July 5, 2023		1,421	1,441,871
Renaissance Learning, Inc.
Term Loan, 4.75%, Maturing April 9, 2021		2,227	2,232,393
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		250	249,896
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023		1,297	1,310,831
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021		217	210,912
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		4,633	4,251,853
SS&C Technologies, Inc.
Term Loan, 4.03%, Maturing July 8, 2022		182	182,877
Term Loan, 4.03%, Maturing July 8, 2022		1,892	1,905,628
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019		2,299	2,332,370
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021		932	906,065
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024		850	853,931
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022		800	801,500
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023		4,393	4,423,864
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023		2,464	2,472,161
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023		2,544	2,569,517
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 26, 2023		1,271	1,276,197
Term Loan, Maturing August 26, 2023(4)		800	805,000
Western Digital Corporation
Term Loan, 4.53%, Maturing April 29, 2023		2,070	2,086,577

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	1,744	$1,767,651

		$78,838,769

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, Maturing July 20, 2020(4)	300	$303,911
Term Loan, Maturing January 13, 2022(4)	4,525	4,607,735

		$4,911,646

Financial Intermediaries — 4.0%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	460	$468,008
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	2,447	2,457,901
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,425	1,432,125
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,228	2,232,893
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	499	504,439
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	514	519,960
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	550	558,078
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,008	1,013,315
Guggenheim Partners, LLC
Term Loan, 3.53%, Maturing July 21, 2023	1,274	1,285,797
Harbourvest Partners, LLC
Term Loan, 3.27%, Maturing February 4, 2021	762	763,480
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	327	328,800
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	2,425	2,461,375
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	450	454,312
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	2,900	2,967,063
Sesac Holdco II, LLC
Term Loan, 4.30%, Maturing February 10, 2024	600	601,500
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	2,188	2,210,163
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	4,748	4,533,920

		$24,793,129

Food Products — 4.4%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	1,659	$1,683,253
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	1,413	1,428,713
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	982	984,811

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021		1,252	$1,146,269
Term Loan - Second Lien, 8.31%, Maturing August 18, 2021		1,500	1,083,750
Dole Food Company, Inc.
Term Loan, 4.55%, Maturing November 1, 2018		2,318	2,332,339
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		848	848,963
HLF Financing S.a.r.l.
Term Loan, 6.28%, Maturing February 13, 2023		1,675	1,677,966
JBS USA, LLC
Term Loan, 3.28%, Maturing October 30, 2022		6,950	6,981,129
Keurig Green Mountain, Inc.
Term Loan, 5.27%, Maturing March 3, 2023		320	325,275
Nature’s Bounty Co. (The)
Term Loan, 4.50%, Maturing May 5, 2023		4,055	4,064,761
Term Loan, 5.25%, Maturing May 5, 2023	GBP	995	1,250,520
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022		1,249	1,258,181
Pinnacle Foods Finance, LLC
Term Loan, Maturing February 2, 2024(4)		875	880,127
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	1,250	1,349,079

			$27,295,136

Food Service — 3.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.25%, Maturing February 16, 2024		5,140	$5,150,899
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,092	1,090,403
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		389	393,701
Landry’s, Inc.
Term Loan, 4.03%, Maturing October 4, 2023		2,850	2,885,625
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		1,794	1,817,099
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		1,691	1,698,697
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020		290	291,731
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023		1,125	1,137,129
Weight Watchers International, Inc.
Term Loan, 4.19%, Maturing April 2, 2020		6,339	5,604,974
Yum! Brands, Inc.
Term Loan, 3.53%, Maturing June 16, 2023		1,070	1,084,862

			$21,155,120

Food/Drug Retailers — 1.9%
Albertsons, LLC
Term Loan, 3.78%, Maturing August 22, 2021		1,473	$1,490,791
Term Loan, 4.25%, Maturing December 22, 2022		1,496	1,520,102
Term Loan, 4.30%, Maturing June 22, 2023		4,044	4,108,090

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	1,500	$1,508,812
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,500	1,507,188
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	1,840	1,857,039

		$11,992,022

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	1,147	$1,157,162

		$1,157,162

Health Care — 15.3%
Acadia Healthcare Company, Inc.
Term Loan, 3.78%, Maturing February 11, 2022	270	$271,656
ADMI Corp.
Term Loan, 5.28%, Maturing April 30, 2022	369	371,961
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	935	950,633
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,767	1,770,635
Alliance Healthcare Services, Inc.
Term Loan, 4.27%, Maturing June 3, 2019	1,271	1,264,294
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	1,112	1,114,955
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	835	845,596
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	873	872,813
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	750	757,969
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	643	644,686
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,781	3,804,235
CeramTec Acquisition Corporation
Term Loan, 4.30%, Maturing August 30, 2020	36	35,792
Change Healthcare Holdings, Inc.
Term Loan, Maturing March 1, 2024(4)	7,175	7,201,906
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	2,383	2,410,864
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	2,552	2,535,601
Term Loan, 4.05%, Maturing January 27, 2021	2,772	2,729,948
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	297	298,719
Convatec, Inc.
Term Loan, 3.28%, Maturing October 31, 2023	650	655,146
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	1,083	1,078,960
DaVita HealthCare Partners, Inc.
Term Loan, 3.53%, Maturing June 24, 2021	3,486	3,536,080
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,389	2,346,327

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023	6,725	$6,791,046
Faenza Acquisition GmbH
Term Loan, 4.30%, Maturing August 30, 2020	93	93,629
Term Loan, 4.30%, Maturing August 30, 2020	306	306,729
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023	2,145	2,163,122
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	1,185	1,202,836
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	2,731	2,751,098
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.96%, Maturing January 31, 2025	3,725	3,744,992
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,792	1,790,800
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	1,013	1,020,094
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	3,575	3,599,578
Kindred Healthcare, Inc.
Term Loan, 4.31%, Maturing April 9, 2021	1,609	1,600,033
Kinetic Concepts, Inc.
Term Loan, Maturing February 2, 2024(4)	2,950	2,947,628
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	2,580	2,604,081
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023	800	752,480
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	470	463,161
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	3,907	3,970,010
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017	342	336,715
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	1,081	1,084,185
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	992	995,520
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	566	290,650
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	2,336	2,253,384
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,238	2,119,747
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	3,712	3,681,845
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	825	828,094
Quintiles IMS Incorporated
Term Loan, 3.52%, Maturing March 17, 2021	2,126	2,141,885
RadNet, Inc.
Term Loan, 4.28%, Maturing June 30, 2023	1,555	1,564,061

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Select Medical Corporation
Term Loan, 6.02%, Maturing June 1, 2018		1,453	$1,464,366
Term Loan, Maturing January 26, 2024(4)		1,800	1,791,000
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		765	766,738
Team Health, Inc.
Term Loan, 3.75%, Maturing February 6, 2024		2,250	2,246,132
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		2,249	2,257,936

			$95,122,351

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023		4,925	$4,954,939

			$4,954,939

Industrial Equipment — 6.5%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		3,026	$3,007,003
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,144	1,157,123
Coherent Holding GmbH
Term Loan, 4.25%, Maturing November 7, 2023	EUR	1,347	1,456,306
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		453	455,623
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		893	905,113
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		1,035	1,040,132
Term Loan, 5.50%, Maturing January 15, 2021		620	624,965
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020		198	199,769
Term Loan, Maturing November 21, 2020(4)		452	456,419
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		6,346	6,324,603
Term Loan, 4.75%, Maturing July 30, 2020	EUR	435	466,713
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021		6,499	6,514,464
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,151	3,172,302
Milacron, LLC
Term Loan, 3.78%, Maturing September 28, 2023		3,075	3,094,219
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		1,604	1,497,873
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing March 31, 2022	EUR	1,000	1,072,510
Rexnord, LLC
Term Loan, 3.77%, Maturing August 21, 2023		5,067	5,105,184
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		1,101	1,113,656
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		310	300,478
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		1,245	1,245,038

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	997	$996,299

		$40,205,792

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	2,616	$2,640,797
AmWINS Group, Inc.
Term Loan, 3.75%, Maturing January 25, 2024	2,375	2,390,587
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	1,115	1,129,364
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	1,175	1,193,604
Asurion, LLC
Term Loan, 4.03%, Maturing July 8, 2020	441	446,099
Term Loan, 4.25%, Maturing August 4, 2022	5,526	5,603,744
Term Loan, 4.75%, Maturing November 3, 2023	2,020	2,046,702
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	2,550	2,583,469
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	2,131	1,894,268
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020	1,000	872,200
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	3,024	3,047,027
NFP Corp.
Term Loan, 4.50%, Maturing January 8, 2024	475	480,442
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,649	2,658,938

		$26,987,241

Leisure Goods/Activities/Movies — 5.7%
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2022	2,345	$2,372,675
Term Loan, 3.53%, Maturing December 15, 2023	600	606,900
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	2,375	2,388,062
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	4,851	4,884,478
Bright Horizons Family Solutions, Inc.
Term Loan, 3.52%, Maturing November 7, 2023	1,587	1,606,791
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	1,462	1,475,957
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	2,025	2,043,055
Delta 2 (LUX) S.a.r.l.
Term Loan, Maturing July 30, 2021(4)	750	753,281
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,332	1,342,146
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	200	201,626
Term Loan, 5.82%, Maturing May 8, 2021	1,551	1,562,604
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 31, 2023	2,840	2,877,765
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	558	566,877

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	1,826	$1,850,356
Sabre GLBL, Inc.
Term Loan, 3.53%, Maturing February 22, 2024	1,061	1,070,347
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	1,979	1,969,820
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	1,357	542,655
SRAM, LLC
Term Loan, 4.04%, Maturing April 10, 2020	2,228	2,219,780
Steinway Musical Instruments, Inc.
Term Loan, 4.79%, Maturing September 19, 2019	2,173	2,029,338
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	1,571	1,584,417
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	1,493	1,502,679

		$35,451,609

Lodging and Casinos — 3.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	3,696	$3,708,549
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	2,040	2,056,257
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	165	165,900
Term Loan, 3.71%, Maturing September 15, 2023	896	905,334
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(5)	1,293	1,470,344
CityCenter Holdings, LLC
Term Loan, 3.53%, Maturing October 16, 2020	712	721,350
ESH Hospitality, Inc.
Term Loan, 3.78%, Maturing August 30, 2023	1,446	1,452,058
Four Seasons Holdings, Inc.
Term Loan, 4.00%, Maturing November 30, 2023	1,025	1,039,368
Gateway Casinos & Entertainment Limited
Term Loan, 4.80%, Maturing February 14, 2023	425	429,250
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	140	142,059
Term Loan, 4.54%, Maturing November 21, 2019	327	331,470
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	323	326,288
Term Loan, 3.28%, Maturing October 25, 2023	4,397	4,441,379
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	1,068	1,073,123
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.28%, Maturing April 25, 2023	2,084	2,100,664
Playa Resorts Holding B.V.
Term Loan, 4.04%, Maturing August 9, 2019	1,522	1,527,602
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	387	389,903

		$22,280,898

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 1.7%
Alpha Natural Resources, LLC
Term Loan, 11.04%, Maturing July 25, 2019	525	$573,785
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	672	675,698
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	738	746,840
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	2,743	2,704,954
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	923	937,082
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	2,129	2,106,015
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	1,071	174,928
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	303	305,063
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	2,225	2,236,125
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	553	195,681

		$10,656,171

Oil and Gas — 3.9%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(5)	3,139	$2,087,756
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	1,907	1,923,859
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	889	904,732
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,075	1,082,508
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	982	981,953
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,125	1,072,789
Term Loan, 8.00%, Maturing August 31, 2020	550	529,375
Term Loan, 8.38%, Maturing September 30, 2020	727	645,127
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	973	744,419
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	601	531,534
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	7,646	7,699,659
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	938	369,387
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	1,950	582,562
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	3,659	2,760,081
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	39	34,883
Term Loan, 4.56%, Maturing December 16, 2020	105	93,533
Term Loan, 4.56%, Maturing December 16, 2020	753	672,380

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	125	$110,992
Term Loan, 4.45%, Maturing October 1, 2019	205	181,714
Term Loan, 4.45%, Maturing October 1, 2019	1,547	1,371,339
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	62	51,777

		$24,432,359

Publishing — 2.2%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	338	$185,731
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,870	1,885,986
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,915	5,227,350
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	1,104	1,112,448
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	664	666,043
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	1,968	1,987,343
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	1,554	1,558,825
Tweddle Group, Inc.
Term Loan, 7.04%, Maturing October 24, 2022	875	870,625

		$13,494,351

Radio and Television — 4.2%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	448	$424,747
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	1,989	1,806,515
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	1,313	1,327,318
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,607	3,391,836
Entercom Radio, LLC
Term Loan, 4.51%, Maturing November 1, 2023	1,050	1,057,586
Gray Television, Inc.
Term Loan, 3.28%, Maturing February 28, 2024	275	277,613
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	631	631,027
iHeartCommunications, Inc.
Term Loan, 7.53%, Maturing January 30, 2019	2,132	1,856,675
Term Loan, 8.28%, Maturing July 30, 2019	364	317,143
Mission Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024	335	339,590
Nexstar Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024	3,531	3,575,937
Raycom TV Broadcasting, LLC
Term Loan, 3.78%, Maturing August 4, 2021	948	947,582
Sinclair Television Group, Inc.
Term Loan, 3.04%, Maturing January 3, 2024	553	555,434

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	3,488	$3,502,929
Term Loan, 4.00%, Maturing March 1, 2020	6,298	6,328,844

		$26,340,776

Retailers (Except Food and Drug) — 6.7%
Bass Pro Group, LLC
Term Loan, 4.02%, Maturing June 5, 2020	2,588	$2,503,856
Term Loan, 5.97%, Maturing December 16, 2023	1,425	1,372,342
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	1,075	1,069,252
CDW, LLC
Term Loan, 3.00%, Maturing August 17, 2023	5,031	5,061,292
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	48	48,006
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	2,110	1,876,284
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	2,429	2,179,892
Harbor Freight Tools USA, Inc.
Term Loan, 3.78%, Maturing August 19, 2023	2,536	2,541,737
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	3,211	1,854,342
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	1,500	1,471,029
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	3,621	3,616,475
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	3,341	2,704,199
Party City Holdings, Inc.
Term Loan, 3.86%, Maturing August 19, 2022	2,739	2,729,808
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	5,183	5,112,162
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	2,406	2,362,636
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	561	526,988
Rent-A-Center, Inc.
Term Loan, 3.91%, Maturing March 19, 2021	490	472,725
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	2,662	2,582,062
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	1,000	1,007,500
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	416	408,141

		$41,500,728

Steel — 0.8%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	3,322	$3,343,851
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	385	383,419
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	68	0

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Zekelman Industries, Inc.
Term Loan, 4.75%, Maturing June 14, 2021	1,255	$1,268,427

		$4,995,697

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.54%, Maturing June 30, 2023	1,144	$1,148,809
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	121	121,601
Term Loan, 4.00%, Maturing July 31, 2022	399	399,869
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022	375	377,656
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,702	1,596,571

		$3,644,506

Telecommunications — 4.5%
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	449	$452,452
Global Eagle Entertainment, Inc.
Term Loan, 7.00%, Maturing January 6, 2023	1,300	1,251,250
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	8,350	8,284,770
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,333	2,187,598
Mitel US Holdings, Inc.
Term Loan, 5.54%, Maturing April 29, 2022	711	718,673
Onvoy, LLC
Term Loan, 5.50%, Maturing February 10, 2024	1,800	1,802,250
Sprint Communications, Inc.
Term Loan, 3.31%, Maturing February 2, 2024	3,800	3,809,025
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,111	1,922,286
Term Loan, 4.04%, Maturing April 23, 2019	1,970	1,793,867
Telesat Canada
Term Loan, 3.85%, Maturing November 17, 2023	5,362	5,415,178

		$27,637,349

Utilities — 3.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.03%, Maturing May 3, 2020	1,110	$1,112,524
Term Loan, 3.28%, Maturing January 31, 2022	410	410,419
Calpine Corporation
Term Loan, 3.07%, Maturing November 30, 2017	950	952,375
Term Loan, 2.60%, Maturing December 26, 2019	525	525,375
Term Loan, 3.75%, Maturing January 15, 2024	3,472	3,493,284
Dayton Power & Light Company (The)
Term Loan, 4.04%, Maturing August 24, 2022	625	634,766
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.30%, Maturing June 30, 2017	1,925	1,934,625
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	121	122,469
Term Loan, 5.00%, Maturing December 19, 2021	2,699	2,727,710

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	193	$187,496
Lightstone Generation, LLC
Term Loan, 6.54%, Maturing January 30, 2024	152	154,266
Term Loan, 6.54%, Maturing January 30, 2024	1,598	1,619,796
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021	1,369	1,317,233
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,251	2,941,702
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	1,398	1,414,548

		$19,548,588

Total Senior Floating-Rate Loans (identified cost $854,720,565)		$845,725,569

Corporate Bonds & Notes — 8.0%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)	75	$74,437
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(6)	15	15,805
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,575
TransDigm, Inc.
6.00%, 7/15/22	85	87,656
6.50%, 7/15/24	80	82,800

		$307,273

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,235
General Motors Financial Co., Inc.
4.75%, 8/15/17	75	76,101
3.25%, 5/15/18	10	10,170
ZF North America Capital, Inc.
4.50%, 4/29/22(6)	150	156,187

		$262,693

Brokerage/Securities Dealers/Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(6)	55	$56,169

		$56,169

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(6)	18	$20,970
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(6)	50	54,750

Security	Principal Amount* (000’s omitted)	Value
HD Supply, Inc.
5.25%, 12/15/21(6)	40	$42,350
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)	75	72,562
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)	120	127,500
Standard Industries, Inc.
5.375%, 11/15/24(6)	70	72,303
6.00%, 10/15/25(6)	55	58,713
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	46,125
5.875%, 6/15/24	60	62,400
USG Corp.
5.50%, 3/1/25(6)	5	5,331

		$563,004

Business Equipment and Services — 0.1%
First Data Corp.
7.00%, 12/1/23(6)	155	$167,013
5.00%, 1/15/24(6)	20	20,500
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,850
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	49,725
United Rentals North America, Inc.
7.625%, 4/15/22	14	14,643
6.125%, 6/15/23	15	15,806

		$309,537

Cable and Satellite Television — 0.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	160	$166,800
5.75%, 1/15/24	10	10,513
5.375%, 5/1/25(6)	95	99,750
5.75%, 2/15/26(6)	45	48,262
CSC Holdings, LLC
8.625%, 2/15/19	15	16,622
5.25%, 6/1/24	10	10,088
DISH DBS Corp.
6.75%, 6/1/21	120	132,000
5.875%, 7/15/22	30	32,231
5.875%, 11/15/24	5	5,356
IAC/InterActiveCorp
4.875%, 11/30/18	48	48,744
Virgin Media Secured Finance PLC
5.50%, 1/15/25(6)	625	644,531

		$1,214,897

Chemicals and Plastics — 0.7%
Hexion, Inc.
6.625%, 4/15/20	4,575	$4,277,625
Platform Specialty Products Corp.
10.375%, 5/1/21(6)	15	16,894
6.50%, 2/1/22(6)	60	63,000

Security	Principal Amount* (000’s omitted)	Value
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	15	$16,059
Tronox Finance, LLC
6.375%, 8/15/20	135	138,037
7.50%, 3/15/22(6)	25	26,250
W.R. Grace & Co.
5.125%, 10/1/21(6)	30	31,650
5.625%, 10/1/24(6)	15	15,994

		$4,585,509

Commercial Services — 0.0%(7)
CEB, Inc.
5.625%, 6/15/23(6)	15	$16,163

		$16,163

Conglomerates — 0.0%(7)
Belden, Inc.
5.50%, 9/1/22(6)	20	$20,725
Spectrum Brands, Inc.
6.625%, 11/15/22	35	37,188
5.75%, 7/15/25	75	80,220
TMS International Corp.
7.625%, 10/15/21(6)	55	55,412

		$193,545

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$53,625
HRG Group, Inc.
7.875%, 7/15/19	110	114,290

		$167,915

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22	25	$26,563
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(6)	35	37,647
6.375%, 8/15/25(6)	15	16,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	4,350	4,485,937
4.523%, 7/15/21(6)(8)	1,050	1,080,187

		$5,646,647

Distribution & Wholesale — 0.0%(7)
American Tire Distributors, Inc.
10.25%, 3/1/22(6)	50	$49,875

		$49,875

Drugs — 0.1%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(6)	140	$151,025
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(6)	30	30,225
5.625%, 10/15/23(6)	35	33,775

Security	Principal Amount* (000’s omitted)	Value
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)	55	$50,325
7.50%, 7/15/21(6)	50	46,094
5.625%, 12/1/21(6)	30	25,425
5.875%, 5/15/23(6)	90	72,843
6.125%, 4/15/25(6)	20	16,125

		$425,837

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.25%, 8/1/20	50	$51,100
5.125%, 6/1/21	25	25,594
Covanta Holding Corp.
5.875%, 3/1/24	25	25,437

		$102,131

Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24	25	$25,750
5.00%, 9/15/26(6)	35	34,475

		$60,225

Electronics/Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	50	$52,562
CommScope, Inc.
4.375%, 6/15/20(6)	20	20,575
Infor (US), Inc.
5.75%, 8/15/20(6)	25	26,031
6.50%, 5/15/22	50	52,250
Informatica, LLC
7.125%, 7/15/23(6)	15	14,625
Nuance Communications, Inc.
5.375%, 8/15/20(6)	19	19,451
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	60	63,750
Western Digital Corp.
7.375%, 4/1/23(6)	1,550	1,699,110
Zebra Technologies Corp.
7.25%, 10/15/22	105	113,854

		$2,062,208

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(6)	400	$431,028

		$431,028

Financial Intermediaries — 0.1%
CIT Group, Inc.
5.50%, 2/15/19(6)	45	$47,503
5.375%, 5/15/20	10	10,725
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20	40	41,801

Security	Principal Amount* (000’s omitted)		Value
JPMorgan Chase & Co.,
Series S, 6.75% to 2/1/24(9)(10)		80	$88,700
Navient Corp.
5.50%, 1/15/19		110	113,850
5.00%, 10/26/20		30	30,216

			$332,795

Financial Services — 0.0%(7)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(6)		15	$17,175

			$17,175

Food Products — 0.3%
Dean Foods Co.
6.50%, 3/15/23(6)		50	$52,250
Iceland Bondco PLC
4.607%, 7/15/20(6)(8)	GBP	1,500	1,870,461
Post Holdings, Inc.
6.75%, 12/1/21(6)		15	16,106
6.00%, 12/15/22(6)		35	37,100
7.75%, 3/15/24(6)		40	44,600
8.00%, 7/15/25(6)		20	22,650
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	27,344

			$2,070,511

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(6)		65	$67,031
6.00%, 4/1/22(6)		125	130,662
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,650
3.75%, 11/1/21		15	15,319
3.875%, 11/1/23		5	4,919

			$228,581

Food/Drug Retailers — 0.0%(7)
Rite Aid Corp.
6.125%, 4/1/23(6)		120	$127,608

			$127,608

Health Care — 1.3%
Alere, Inc.
7.25%, 7/1/18		15	$15,159
6.50%, 6/15/20		35	35,350
6.375%, 7/1/23(6)		65	66,300
Capsugel S.A.
7.00%, 5/15/19(6)(11)		19	19,100
Centene Corp.
4.75%, 5/15/22		20	20,825
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		2,445	2,460,526
7.125%, 7/15/20		130	122,850

Security	Principal Amount* (000’s omitted)	Value
Envision Healthcare Corp.
5.625%, 7/15/22	45	$47,025
HCA Holdings, Inc.
6.25%, 2/15/21	90	98,212
HCA, Inc.
6.50%, 2/15/20	20	21,996
4.75%, 5/1/23	1,200	1,261,500
5.875%, 2/15/26	25	26,850
Hologic, Inc.
5.25%, 7/15/22(6)	70	73,238
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(6)	45	47,250
Opal Acquisition, Inc.
8.875%, 12/15/21(6)	50	43,875
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)	2,425	2,619,000
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(6)	40	43,350
Teleflex, Inc.
5.25%, 6/15/24	20	20,750
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,438
4.375%, 10/1/21	675	683,437
8.125%, 4/1/22	95	100,225
6.75%, 6/15/23	15	14,906
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	123,990

		$8,024,152

Home Furnishings — 0.0%(7)
Tempur Sealy International, Inc.
5.625%, 10/15/23	35	$35,525

		$35,525

Industrial Equipment — 0.0%(7)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(6)	65	$66,625
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(12)	57	0
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(6)(11)	35	35,029

		$101,654

Insurance — 0.0%(7)
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(6)	40	$42,300
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(11)	45	45,562
Hub International, Ltd.
7.875%, 10/1/21(6)	60	63,600
USI, Inc.
7.75%, 1/15/21(6)	100	102,250

		$253,712

Security	Principal Amount* (000’s omitted)	Value
Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$48,263
5.875%, 2/15/25	55	59,812
Riverbed Technology, Inc.
8.875%, 3/1/23(6)	40	42,900

		$150,975

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	835	$867,356
NCL Corp., Ltd.
4.625%, 11/15/20(6)	45	46,462
Regal Entertainment Group
5.75%, 3/15/22	35	36,706
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	52,875
Sabre GLBL, Inc.
5.375%, 4/15/23(6)	25	25,563
5.25%, 11/15/23(6)	40	40,800
Viking Cruises, Ltd.
8.50%, 10/15/22(6)	65	68,169
6.25%, 5/15/25(6)	45	43,538

		$1,181,469

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(6)	250	$104,829
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	2,336	2,628,030
9.00%, 2/15/20(5)	1,844	2,085,694
ESH Hospitality, Inc.
5.25%, 5/1/25(6)	35	35,394
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	79,125
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	113,272
MGM Resorts International
6.625%, 12/15/21	90	100,687
7.75%, 3/15/22	30	35,100
6.00%, 3/15/23	65	71,013
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,788
Station Casinos, LLC
7.50%, 3/1/21	55	57,475
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(6)	345	129,375

		$5,470,782

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)	1,000	$1,048,750

		$1,048,750

Security	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(6)	120	$123,900
Imperial Metals Corp.
7.00%, 3/15/19(6)	25	23,875
New Gold, Inc.
6.25%, 11/15/22(6)	70	71,050
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	55	56,375

		$275,200

Oil and Gas — 0.5%
Antero Resources Corp.
5.375%, 11/1/21	100	$102,625
5.625%, 6/1/23	35	35,613
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(6)	10	10,225
Bonanza Creek Energy, Inc.
6.75%, 4/15/21(5)	70	63,525
Canbriam Energy, Inc.
9.75%, 11/15/19(6)	30	31,650
CITGO Petroleum Corp.
6.25%, 8/15/22(6)	775	802,125
Concho Resources, Inc.
5.50%, 4/1/23	245	254,800
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(6)	95	99,037
7.75%, 2/15/23(6)	60	64,950
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	135	137,025
Denbury Resources, Inc.
5.50%, 5/1/22	20	16,600
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(6)	95	99,275
8.125%, 9/15/23(6)	25	27,281
Energy Transfer Equity, L.P.
5.875%, 1/15/24	55	59,400
Gulfport Energy Corp.
6.625%, 5/1/23	65	66,462
Matador Resources Co.
6.875%, 4/15/23	40	42,400
Newfield Exploration Co.
5.625%, 7/1/24	130	139,750
Noble Energy, Inc.
5.625%, 5/1/21	27	27,932
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,475
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	51,125
RSP Permian, Inc.
6.625%, 10/1/22	85	90,312

Security	Principal Amount* (000’s omitted)	Value
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	140	$148,050
6.75%, 5/1/23(6)	65	68,737
6.875%, 6/30/23(6)	30	31,883
Seventy Seven Energy, Inc.
6.50%, 7/15/22(3)(5)	35	0
SM Energy Co.
6.125%, 11/15/22	25	25,313
6.50%, 1/1/23	90	90,675
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	35	35,613
Tesoro Corp.
5.375%, 10/1/22	90	93,937
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	15	15,975
6.25%, 10/15/22	35	37,625
Triangle USA Petroleum Corp.
6.75%, 7/15/22(5)(6)	35	10,500
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,100
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	10,339

		$2,816,334

Publishing — 0.0%(7)
Laureate Education, Inc.
9.25%, 9/1/19(6)	50	$52,437
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)(11)	20	19,900
Tribune Media Co.
5.875%, 7/15/22	35	35,919

		$108,256

Radio and Television — 0.3%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$50,750
Series B, 6.50%, 11/15/22	100	104,062
iHeartCommunications, Inc.
9.00%, 12/15/19	953	836,372
11.25%, 3/1/21	50	41,687
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	35	36,477
Sirius XM Radio, Inc.
6.00%, 7/15/24(6)	95	101,412
Univision Communications, Inc.
6.75%, 9/15/22(6)	837	881,989
5.125%, 5/15/23(6)	30	30,113

		$2,082,862

Real Estate Investment Trusts (REITs) — 0.0%(7)
Communications Sales & Leasing, Inc./CSL Capital, LLC
8.25%, 10/15/23	10	$10,888

		$10,888

Security	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 0.3%
Dollar Tree, Inc.
5.25%, 3/1/20	50	$51,487
5.75%, 3/1/23	110	116,875
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	1,300	1,088,750
Hot Topic, Inc.
9.25%, 6/15/21(6)	150	153,000
L Brands, Inc.
6.875%, 11/1/35	50	48,313
Michaels Stores, Inc.
5.875%, 12/15/20(6)	45	46,294
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	147,525
Party City Holdings, Inc.
6.125%, 8/15/23(6)	60	61,800
PetSmart, Inc.
7.125%, 3/15/23(6)	35	34,431
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	55	56,925
Vista Outdoor, Inc.
5.875%, 10/1/23	40	39,900

		$1,845,300

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	45	$47,363

		$47,363

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(6)	60	$63,375
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(11)	60	61,950

		$125,325

Steel — 0.0%(7)
ArcelorMittal
7.00%, 2/25/22	25	$28,563

		$28,563

Surface Transport — 0.0%(7)
Hertz Corp. (The)
6.25%, 10/15/22	45	$43,481
XPO Logistics, Inc.
6.50%, 6/15/22(6)	75	79,032

		$122,513

Technology — 0.0%(7)
Micron Technology, Inc.
5.25%, 8/1/23(6)	15	$15,206
5.625%, 1/15/26(6)	20	20,650

		$35,856

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(5)(6)	45	$36,450

Security	Principal Amount* (000’s omitted)		Value
CenturyLink, Inc.
6.75%, 12/1/23		40	$42,000
CommScope Technologies Finance, LLC
6.00%, 6/15/25(6)		45	48,375
Frontier Communications Corp.
6.25%, 9/15/21		35	33,600
10.50%, 9/15/22		25	26,156
7.625%, 4/15/24		30	27,075
6.875%, 1/15/25		50	42,375
11.00%, 9/15/25		15	15,150
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		85	79,050
7.50%, 4/1/21		10	9,200
5.50%, 8/1/23		35	29,181
Intelsat Luxembourg S.A.
7.75%, 6/1/21		22	12,471
Level 3 Financing, Inc.
5.375%, 1/15/24		25	25,750
Sprint Communications, Inc.
7.00%, 8/15/20		680	735,250
6.00%, 11/15/22		5	5,187
Sprint Corp.
7.25%, 9/15/21		60	65,550
7.875%, 9/15/23		250	278,750
7.625%, 2/15/25		45	50,288
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,500
6.633%, 4/28/21		50	52,135
6.731%, 4/28/22		20	20,850
6.625%, 4/1/23		40	42,580
6.375%, 3/1/25		35	37,712
6.50%, 1/15/26		115	126,644
Wind Acquisition Finance S.A.
4.922%, 4/30/19(6)(8)	EUR	550	593,362
6.50%, 4/30/20(6)		525	546,052
3.673%, 7/15/20(6)(8)	EUR	525	560,704

			$3,583,397

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		20	$20,500
Calpine Corp.
5.375%, 1/15/23		55	55,825
7.875%, 1/15/23(6)		1,731	1,805,087
5.25%, 6/1/26(6)		1,150	1,173,000
Dynegy, Inc.
6.75%, 11/1/19		55	56,925
7.375%, 11/1/22		35	34,562
7.625%, 11/1/24		35	33,425

			$3,179,324

Total Corporate Bonds & Notes (identified cost $49,766,368)			$49,759,526

Asset-Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.373%, 7/15/27(6)(8)	$1,000	$978,732
Apidos CLO XIX
Series 2014-19A, Class E, 6.473%, 10/17/26(6)(8)	2,400	2,365,078
Apidos CLO XVII
Series 2014-17A, Class C, 4.323%, 4/17/26(6)(8)	1,000	991,733
Series 2014-17A, Class D, 5.773%, 4/17/26(6)(8)	1,000	955,382
Apidos CLO XXI
Series 2015-21A, Class D, 6.574%, 7/18/27(6)(8)	1,000	972,695
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.739%, 11/15/25(6)(8)	2,000	1,998,572
Series 2015-2A, Class E2, 6.239%, 7/29/26(6)(8)	1,000	961,169
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.53%, 4/20/25(6)(8)	400	400,652
Series 2013-IA, Class E, 5.43%, 4/20/25(6)(8)	250	240,297
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.123%, 7/15/26(6)(8)	525	498,371
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.472%, 10/14/28(6)(8)	1,200	1,219,947
Series 2014-4A, Class E, 6.223%, 10/15/26(6)(8)	2,000	1,961,272
Series 2015-5A, Class D, 7.13%, 1/20/28(6)(8)	500	503,913
Cent CLO, L.P.
Series 2014-22A, Class D, 6.334%, 11/7/26(6)(8)	1,000	961,793
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.03%, 7/20/26(6)(8)	2,025	1,939,683
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.989%, 8/15/28(6)(8)	1,000	1,000,835
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.939%, 8/15/25(6)(8)	430	400,508
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.63%, 1/20/28(6)(8)	1,000	983,416
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.784%, 5/5/27(6)(8)	2,000	1,933,698
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.53%, 4/20/25(6)(8)	500	498,674
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 7.73%, 10/20/28(6)(8)	1,000	1,013,022
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class E, 5.523%, 7/17/25(6)(8)	1,225	1,161,044
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.523%, 7/15/27(6)(8)	2,000	2,000,306
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.48%, 7/20/27(6)(8)	1,200	1,161,096
Race Point CLO, Ltd.
Series 2012-7A, Class D, 5.288%, 11/8/24(6)(8)	1,750	1,752,186
Recette CLO, LLC
Series 2015-1A, Class E, 6.73%, 10/20/27(6)(8)	1,000	933,696

Security	Principal Amount (000’s omitted)	Value
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.23%, 7/20/28(6)(8)	$1,600	$1,632,933

Total Asset-Backed Securities (identified cost $30,178,769)		$31,420,703

Common Stocks — 1.1%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(12)(13)	58	$907,052

		$907,052

Automotive — 0.1%
Dayco Products, LLC(3)(12)(13)	20,780	$664,960

		$664,960

Business Equipment and Services — 0.2%
Education Management Corp.(3)(12)(13)	3,569,737	$2,499
RCS Capital Corp.(3)(12)(13)	63,815	989,132

		$991,631

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(12)(13)	68,551	$85,689

		$85,689

Lodging and Casinos — 0.2%
Tropicana Entertainment, Inc.(12)(13)	37,016	$1,223,379

		$1,223,379

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	704	$0

		$0

Oil and Gas — 0.0%(7)
Seventy Seven Energy, Inc.(12)(13)	55	$2,695
Southcross Holdings Group, LLC(3)(12)(13)	67	0
Southcross Holdings L.P., Class A(12)(13)	67	23,031

		$25,726

Publishing — 0.4%
ION Media Networks, Inc.(3)(12)	4,429	$1,716,282
MediaNews Group, Inc.(3)(12)(13)	29,104	1,020,679
Nelson Education, Ltd.(3)(12)(13)	54,585	0

		$2,736,961

Total Common Stocks (identified cost $2,578,047)		$6,635,398

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	3,972	$1,112

Total Convertible Preferred Stocks (identified cost $280,330)		$1,112

Closed-End Funds — 2.2%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,640,444
Invesco Senior Income Trust	538,147	2,540,054
Nuveen Credit Strategies Income Fund	406,731	3,652,445
Nuveen Floating Rate Income Fund	164,907	1,977,235
Nuveen Floating Rate Income Opportunity Fund	115,017	1,420,460
Voya Prime Rate Trust	441,753	2,469,399

Total Closed-End Funds (identified cost $13,551,541)		$13,700,037

Warrants — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
Seventy Seven Energy, Inc., Expires 8/1/21(12)(13)	301	$7,405

Total Warrants (identified cost $21,631)		$7,405

Miscellaneous — 0.0%(7)

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(7)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(6)(13)	$110,685	$55

		$55

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(13)	605,000	$0

		$0

Total Miscellaneous (identified cost $0)		$55

Short-Term Investments — 2.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(14)	17,033,448	$17,038,558

Total Short-Term Investments (identified cost $17,036,534)		$17,038,558

Total Investments — 155.6% (identified cost $968,133,785)		$964,288,363

Less Unfunded Loan Commitments — (0.6)%		$(3,630,558)

Net Investments — 155.0% (identified cost $964,503,227)		$960,657,805

Value
Notes Payable — (38.1)%	$(236,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (12.9)%	$(80,000,000)

Other Assets, Less Liabilities — (4.0)%	$(24,852,618)

Net Assets Applicable to Common Shares — 100.0%	$619,805,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after February 28, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $53,715,285 or 8.7% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2017.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2017 was $65,813.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,230,907	EUR	5,929,200	HSBC Bank USA, N.A.	3/31/17	$—	$(58,964)
USD	3,940,582	GBP	3,211,401	Goldman Sachs International	3/31/17	—	(47,275)
GBP	1,817,091	USD	2,275,543	HSBC Bank USA, N.A.	4/28/17	—	(17,709)
USD	7,005,016	EUR	6,523,965	Goldman Sachs International	4/28/17	75,454	—
USD	996,905	EUR	922,688	State Street Bank and Trust Company	4/28/17	16,854	—
USD	2,803,526	GBP	2,228,735	State Street Bank and Trust Company	4/28/17	34,202	—
USD	3,531,535	CAD	4,622,652	HSBC Bank USA, N.A.	5/31/17	48,403	—
USD	4,947,577	EUR	4,654,243	State Street Bank and Trust Company	5/31/17	—	(3,564)

						$174,913	$(127,512)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At February 28, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At February 28, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $174,913 and $127,512, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$965,331,707

Gross unrealized appreciation	$16,408,686
Gross unrealized depreciation	(21,082,588)

Net unrealized depreciation	$(4,673,902)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$840,230,717	$1,864,294	$842,095,011
Corporate Bonds & Notes	—	49,759,526	0	49,759,526
Asset-Backed Securities	—	31,420,703	—	31,420,703
Common Stocks	1,226,074	108,720	5,300,604	6,635,398
Convertible Preferred Stocks	—	—	1,112	1,112
Closed-End Funds	13,700,037	—	—	13,700,037
Warrants	—	7,405	—	7,405
Miscellaneous	—	55	0	55
Short-Term Investments	—	17,038,558	—	17,038,558
Total Investments	$14,926,111	$938,565,684	$7,166,010	$960,657,805
Forward Foreign Currency Exchange Contracts	$—	$174,913	$—	$174,913
Total	$14,926,111	$938,740,597	$7,166,010	$960,832,718

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(127,512)	$—	$(127,512)
Total	$—	$(127,512)	$—	$(127,512)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2017 is not presented. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017